Citigroup Mortgage Loan Trust 2023-RP1 ABS-15G

Exhibit 99.1 - Schedule 7b

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	1211	17.74%
Delinquency, No Missing Data	5605	82.11%
No Delinquency, At Least One Month Missing	1	0.01%
Delinquency, At Least One Month Missing	9	0.13%
Total	6826	99.99%